BALANCE SHEETS (Parentheticals) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Convertible debt, discount (in Dollars)	$ 2,806	$ 3,526	$ 0
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	15,000,000	15,000,000	15,000,000
Preferred stock, shares issued	0	0	0
Common stock; par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock; shares authorized	300,000,000	300,000,000	300,000,000
Common stock; shares issued	245,968,911	241,968,911	117,679,872
Common stock; shares outstanding	245,968,911	241,968,911	117,679,872